Offerings - Offering: 1	Jun. 01, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.20
Offering Note	(a) Calculated as the aggregate maximum purchase price for limited liability company interests.